Significant accounting policies - Summary of reconciliation of our unaudited interim Consolidated Statement of Comprehensive Loss (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Statement Of Comprehensive Income [Line Items]
Net Loss	€ (26,534)	€ (21,326)	€ (49,346)	€ (29,906)
Other comprehensive loss
Currency translation differences from foreign operations	(1,401)	791	1,324	99
Total comprehensive loss for the period	(27,935)	(20,535)	(48,022)	(29,807)
Attributable to:
Equity holders of the parent	(27,935)	(20,252)	(48,022)	(29,250)
Total comprehensive loss for the period	(27,935)	€ (20,535)	(48,022)	€ (29,807)
Previously stated [member]
Condensed Statement Of Comprehensive Income [Line Items]
Net Loss	(23,812)		(45,410)
Other comprehensive loss
Currency translation differences from foreign operations	(1,401)		1,324
Total comprehensive loss for the period	(25,213)		(44,086)
Attributable to:
Equity holders of the parent	(25,213)		(44,086)
Total comprehensive loss for the period	(25,213)		(44,086)
Increase (decrease) due to corrections of prior period errors [member]
Condensed Statement Of Comprehensive Income [Line Items]
Net Loss	(2,722)		(3,936)
Other comprehensive loss
Total comprehensive loss for the period	(2,722)		(3,936)
Attributable to:
Equity holders of the parent	(2,722)		(3,936)
Total comprehensive loss for the period	€ (2,722)		€ (3,936)